SUPPLEMENTAL FINANCIAL INFORMATION - Non-cash operating working capital items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash operating working capital items	$ 1,870	$ 1,743
Trade and other receivables.
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash operating working capital items	2,230	(512)
Inventories
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash operating working capital items	(866)	741
Prepaid expenses and other assets
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash operating working capital items	(253)	129
Accounts payable and accrued liabilities
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash operating working capital items	$ 759	$ 1,385